CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603



                                January 17, 2012



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


              Re: First Trust Exchange-Traded AlphaDEX(R) Fund II
                  -----------------------------------------------


Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 4 and under the Investment Company Act of 1940, as amended, Amendment No. 5 to the Registrant's registration statement on Form N-1A (the "Amendment"). The Amendment relates to First Trust Emerging Markets Small Cap AlphaDEX(R) Fund and First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund, each a series of the Registrant.

      If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

                                        Very truly yours,

                                        CHAPMAN AND CUTLER LLP


                                        By:  /s/ Morrison C. Warren
                                             -----------------------------------
                                             Morrison C. Warren

Enclosures